Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 6,443,748	¥ 5,521,617
Liabilities	6,966,336	4,949,433
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,615,938,636	1,060,475,893
Assets	5,800,033	4,928,506
Liabilities	5,394,678	4,452,557
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,839,549	2,895,632
Assets	21,967	24,559
Liabilities	27,480	28,545
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,549,764	1,452,017
Assets	2,369	953
Liabilities	22,547	26,680
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,508,262	1,401,115
Assets	2,133	643
Liabilities	21,975	25,841
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	41,502	50,902
Assets	236	310
Liabilities	572	839
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,289,785	1,443,615
Assets	19,598	23,606
Liabilities	4,933	1,865
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,282,915	1,423,170
Assets	19,489	23,399
Liabilities	4,925	1,863
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,870	20,445
Assets	109	207
Liabilities	¥ 8	¥ 2